Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Rental Expense	$ 44.0	$ 35.7	$ 27.0
Minimum Lease Payments 2016	20.7
Minimum Lease Payments 2017	17.9
Minimum Lease Payments 2018	16.9
Minimum Lease Payments 2019	13.0
Minimum Lease Payments 2020	10.0
Minimum Lease Payments 2021 and thereafter	56.5
Total minimum lease payments	$ 135.0